NATURE OF OPERATIONS AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

EXYN TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

1.	NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Exyn Technologies, Inc. (“Exyn” or the “Company”) was incorporated in the State of Delaware on May 12, 2014. The Company is a technology company pioneering autonomous aerial robot systems for complex, GPS-denied environments. Its full-stack solution enables flexible deployment of single or multi-robot fleets that can intelligently navigate and dynamically adapt to challenging environments in real time.

As of March 31, 2026, Exyn had two wholly owned subsidiaries:

●	Exyn Latin America SPA, Inc. (“Exyn Latam”): Formed in April 2023 to focus on business development and sales in the Latin America region.
●	Exyn Defense: Formed in October 2024 to focus on business development and sales in the defense industry in the US and internationally. This subsidiary had no activity during the year ended December 31, 2025.

Unless otherwise indicated, references to “Exyn” or the “Company” herein collectively refer to Exyn Technologies, Inc. and its subsidiaries.

Basis of Presentation. The accompanying unaudited interim condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim financial reporting. Accordingly, they do not include all of the information and disclosures required by accounting principles generally accepted in the United States (“U.S. GAAP”) for complete financial statements as certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. These condensed consolidated financial statements are unaudited and, in the opinion of management, include all adjustments (consisting of normal recurring adjustments) necessary to fairly present the results of the interim periods. The results of operations and cash flows for the three months ended March 31, 2026 are not necessarily indicative of the results that may be expected for the fiscal year ended December 31, 2026 or any other future period. These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in Exyn Technologies, Inc.’s Registration Statement on Form S-1/A filed with the SEC on May 11, 2026.

1.NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Exyn Technologies, Inc. (“Exyn” or the “Company”) was incorporated in the State of Delaware on December 10, 2014. The Company is a technology company pioneering autonomous aerial robot systems for complex, GPS-denied environments. Its full-stack solution enables flexible deployment of single or multi- robot fleets that can intelligently navigate and dynamically adapt to challenging environments in real time.

As of December 31, 2025, Exyn had two wholly owned subsidiaries:

●	Exyn Latin America SPA (“Exyn Latam”): Formed in April 2023 to focus on business development and sales in the Latin America region.
●	Exyn Defense, Inc. (“Exyn Defense”): Formed in October 2024 to focus on business development and sales in the defense industry in the US and internationally. This subsidiary had no activity during the year ended December 31, 2025.

Unless otherwise indicated, references to “Exyn” or the “Company” herein collectively refer to Exyn Technologies, Inc. and its subsidiaries.

Basis of Presentation. The accompanying audited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All significant intercompany transactions and balances have been eliminated in consolidation.

Reverse Stock Split On April 6, 2026, the Company effected a 1-for-25 reverse stock split of its common stock. All share and per share amounts presented in the accompanying consolidated financial statements and related notes have been retroactively adjusted for all periods presented to give effect to the reverse stock split. The par values of the Company’s common stock and preferred stock were not adjusted as a result of the reverse stock split. The authorized number of shares of preferred stock was not adjusted as a result of the reverse stock split.

Restatement of Previously Issued Financial Statements

During the preparation of Amendment No. 7 to the Company’s Registration Statement on Form S-1, management identified an error in the classification and related disclosure of the WAB Loan Agreement as of December 31, 2025. The Company had previously classified approximately $3.5 million of notes payable as long-term debt in the accompanying consolidated balance sheet as of December 31, 2025. However, pursuant to a modification and forbearance agreement entered into with the lender on December 23, 2025, the maturity date of the obligation was accelerated to April 28, 2026. Accordingly, the Company did not have the right to defer settlement of the obligation for at least one year from the balance sheet date, and the obligation should have been classified as a current liability as of December 31, 2025.

The accompanying consolidated financial statements as of and for the year ended December 31, 2025 have been restated to correct the classification of the obligation and related disclosures. The restatement had no impact on the Company’s previously reported consolidated statements of operations, comprehensive loss, stockholders’ deficit, total liabilities, or cash flows.

The effects of the restatement on the Company’s consolidated balance sheet as of December 31, 2025 were as follows:

	As Previously
	Reported	Adjustment	As Restated
Current portion of notes payable	$2,643,837	$3,480,155	$6,123,992
Long-term notes payable	$3,480,155	$(3,480,155)	$—
Total current liabilities	$13,520,997	$3,480,155	$17,001,152